Share Capital (Details 4) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning	301,624	7,240,977	7,240,977
Warrants issued	10,885,200	301,624	0
Warrants exercised	0	0	0
Warrants expired	0	(2,351,070)	0
Warrants outstanding, ending	11,186,824	301,624	7,240,977
Exercise Price One
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning		0	1,690,000
Warrants issued			0
Warrants exercised			0
Warrants expired			(1,690,000)
Warrants outstanding, ending			0
Exercise Price Two
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning		0	1,050,811
Warrants issued			0
Warrants exercised			0
Warrants expired			(1,050,811)
Warrants outstanding, ending			0
Exercise Price Three
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning		0	132,344
Warrants issued			0
Warrants exercised			0
Warrants expired			(132,344)
Warrants outstanding, ending			0
Exercise Price Four
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning		0	830,750
Warrants issued			0
Warrants exercised			0
Warrants expired			(830,750)
Warrants outstanding, ending			0
Exercise Price Five
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning		0	12,145
Warrants issued			0
Warrants exercised			0
Warrants expired			(12,145)
Warrants outstanding, ending			0
Exercise Price Six
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning		0	1,066,555
Warrants issued			0
Warrants exercised			0
Warrants expired			(1,066,555)
Warrants outstanding, ending			0
Exercise Price Seven
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning		0	107,302
Warrants issued			0
Warrants exercised			0
Warrants expired			(107,302)
Warrants outstanding, ending			0
Exercise Price Eight
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning	0	1,770,515	1,770,515
Warrants issued		0	0
Warrants exercised		0	0
Warrants expired		(1,770,515)	0
Warrants outstanding, ending		0	1,770,515
Exercise Price Nine
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning	0	499,444	499,444
Warrants issued		0	0
Warrants exercised		0	0
Warrants expired		(499,444)	0
Warrants outstanding, ending		0	499,444
Exercise Price Ten
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning	0	31,111	31,111
Warrants issued		0	0
Warrants exercised		0	0
Warrants expired		(31,111)	0
Warrants outstanding, ending		0	31,111
Exercise Price Eleven
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning	0	50,000	50,000
Warrants issued		0	0
Warrants exercised		0	0
Warrants expired		(50,000)	0
Warrants outstanding, ending		0	50,000
Exercise Price Twelve
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning	301,624	0
Warrants issued	0	301,624
Warrants exercised	0	0
Warrants expired	0	0
Warrants outstanding, ending	301,624	301,624	0
Exercise Price Thirteen
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning	0
Warrants issued	4,000,000
Warrants exercised	0
Warrants expired	0
Warrants outstanding, ending	4,000,000	0
Exercise Price Fourteen
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning	0
Warrants issued	6,500,000
Warrants exercised	0
Warrants expired	0
Warrants outstanding, ending	6,500,000	0
Exercise Price Fifteen
DisclosureOfShareCapitalLineItems [Line Items]
Warrants outstanding, beginning	0
Warrants issued	385,200
Warrants exercised	0
Warrants expired	0
Warrants outstanding, ending	385,200	0